Segmentation (Tables)	6 Months Ended
Jun. 30, 2023
Segmentation [Abstract]
Summary of the Amount of Revenue from External Customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

	For the six months ended June 30,
(in €‘000)	2023	2022
The Netherlands	33,982	19,976
Belgium	9,656	3,799
Germany	10,194	6,607
France	12,682	19,139
Other	1,697	1,171
Total	68,211	50,692